Condensed Consolidated Statements of Operations and Other Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue			$ 770,179	$ 281,988	$ 654,836	$ 456,495
Cost of goods sold			226,314	59,003	148,045	181,620
Gross margin			543,865	222,985	506,791	274,875
General and administrative expense			1,945,670	3,346,777	6,041,485	5,174,799
Operations expense			666,496	383,001	1,207,724	1,158,117
Sales and marketing expense			1,104,623	378,724	1,004,175	467,970
Total Expense			3,716,789	4,108,502	8,253,384	6,800,889
Loss on equity method investment			(960,508)
Net loss available to common shareholders	$ (2,373,410)	$ (2,543,670)	(4,133,432)	(3,885,517)	(7,746,593)	(6,526,014)
Comprehensive loss	$ (2,373,410)	$ (2,543,670)	$ (4,133,432)	$ (3,885,517)	$ (7,746,593)	$ (6,524,513)
Loss per common share - basic and diluted (in dollars per share)	$ (0.20)	$ (0.41)	$ (0.36)	$ (0.62)	$ (1.22)	$ (2.31)
Weighted average shares used in computation - basic and diluted (in shares)			11,632,221	6,308,554	6,362,989	2,823,345